TYPE			13F-HR
PERIOD			09/30/00
FILER
     CIK		0001108234
     CCC		pta6sot$
SUBMISSION CONTACT	Peter Brockett
PHONE			213 617-4777


			FORM 13F
			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000
Institutional Investment Manager Filing this Report:

Name:    Waite & Associates LLC
Address: 350 South Grand Avenue
   	 Suite 3970
   	 Los Angeles, CA  90071

13F File Number: to be assigned

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Peter C. Brockett
Title: Managing Director
Phone: 213 617-4777

Signature, Place, and Date of Signing

Peter C. Brockett  Los Angeles, California    July 25, 2000


Report Type:  (Check Only One.):

[X]13F HOLDINGS REPORT

[ ]13F NOTICE

[ ]13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: 0

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 33
Form 13F Information Table Value Total: 106226
List of Other Included Managers: 0


NAME OF ISSUER TITLE           VALUE NUMBER     PUT               VOTING
                 OF              X     OF   SH/   /  INVST OTHR   AUTHORITY
               CLASS CUSIP     $1000 SHARES PRN CALL DSCRE MGRS SOLE  SHAR NONE
ALCOA          COM  013817101  1749  69100  SH      SOLE        69100  0    0
AMER GEN CORP  COM  026351106  5678  72800  SH      SOLE        72800  0    0
AMER HOME PROD COM  026609107  3121  55300  SH      SOLE        55300  0    0
AMER INTL GROUPCOM  026874107  6447  67377  SH      SOLE        67377  0    0
APPLD MATERIAL COM  038222105  1607  27100  SH      SOLE        27100  0    0
AVERY DENNISON COM  053611109  3534  76200  SH      SOLE        76200  0    0
BANK OF AM     COM  060505104  3179  60700  SH      SOLE        60700  0    0
BK OF NEW YORK COM  064057102  8017 141900  SH      SOLE       141900  0    0
BOWATER INC    COM  102183100   636  13700  SH      SOLE        13700  0    0
CITIGROUP      COM  172967101  2260  41800  SH      SOLE        41800  0    0
COMPUTER ASSOC COM  204912109  1121  44300  SH      SOLE        44300  0    0
COSTCO         COM  22160K105  3859 110460  SH      SOLE       110460  0    0
COMPAQ COMP    COM  204493100  2127  77300  SH      SOLE        77300  0    0
DELTA AIRLINES COM  247361108  2494  56200  SH      SOLE        56200  0    0
EL PASO ENERGY COM  283905107  1935  31400  SH      SOLE        31400  0    0
FANNIE MAE     COM  313586109  4533  63400  SH      SOLE        63400  0    0
GENERAL MOTORS COM  370442105  4141  63700  SH      SOLE        63700  0    0
HERSHEY FOOD   COM  427866108  1361  25150  SH      SOLE        25150  0    0
IBM            COM  459200101  4843  43000  SH      SOLE        43000  0    0
INTEL CORP     COM  458140100  4264 102600  SH      SOLE       102600  0    0
INGERSOLL-RAND COM  456866102  2155  63500  SH      SOLE        63500  0    0
ILL TOOL WORKS COM  452308109  2280  40800  SH      SOLE        40800  0    0
KIMBERLY-CLARK COM  494368103  5648 101200  SH      SOLE       101200  0    0
LOWES COS      COM  548661107  2024  45100  SH      SOLE        45100  0    0
MS DEAN WITTER COM  617446448  7982  87300  SH      SOLE        87300  0    0
PEPSICO INC    COM  713448108  1891  41100  SH      SOLE        41100  0    0
ROYAL DUTCH PETCOM  780257804   899  15000  SH      SOLE        15000  0    0
SBC COMM.      COM  78387G103   696  13949  SH      SOLE        13949  0    0
SAFEWAY        COM  786514208  3263  69900  SH      SOLE        69900  0    0
TARGET         COM  87612E106  3593 142000  SH      SOLE       142000  0    0
VERIZON COMM   COM  92343V104  2372  48974  SH      SOLE        48974  0    0
WELLS FARGO CO COM  949746101  3840  83600  SH      SOLE        83600  0    0
EXXON MOBIL    COM  30231G102  2674  30012  SH      SOLE        30012  0    0


 /TEXT
 /DOCUMENT
 /SUBMISSION